Schedule of Profit on disposal of investment (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Profit on disposal of investment:
Schedule of Profit on disposal of investment
	Year ended December 31, 2013	Year endedDecember 31, 2012

Profit on disposal of investment in Mountain Capital, LLC, doing business as Arrow Media Solutions	$34,321	$-
Profit on disposal of Crystal Magic, Inc.	1,186,685	-
Profit on disposal of the assets of Propell Shops	4,586	-

	$1,225,592	$-